Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000,000
Previously Paid Amount	1,381
Total Fee Amount	1,381
Total Offset Amount	0
Net Fee	$ 0